8. Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2014	2013	2012
Current	$1,759	1,345	1,800
Deferred	178	534	(213)
Total	$1,937	1,879	1,587

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2014	2013	2012
Pre-tax income at statutory rate (34%)	$3,851	2,914	2,509
Differences:
Tax exempt interest income	(1,630)	(1,481)	(1,168)
Nondeductible interest and other expense	119	141	52
Cash surrender value of life insurance	(143)	(147)	(149)
State taxes, net of federal benefits	(283)	428	324
Other, net	23	24	19
Total	$1,937	1,879	1,587

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2014 and 2014.

(Dollars in thousands)
	2014	2013
Deferred tax assets:
Allowance for loan losses	$4,134	5,205
Accrued retirement expense	1,529	1,489
Other real estate	206	218
Federal credit carryforward	342	79
State credit carryforward	734	-
Other	176	334
Unrealized loss on available for sale securities	-	747
Total gross deferred tax assets	7,121	8,072

Deferred tax liabilities:
Deferred loan fees	433	581
Premises and equipment	652	530
Unrealized gain on available for sale securities	3,479	-
Total gross deferred tax liabilities	4,564	1,111
Net deferred tax asset	$2,557	6,961